Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	£ 505.7	£ 342.3	£ 8,562.0
Corporate bonds and bank loans	663.3	224.9
Current borrowings	£ 1,169.0	£ 567.2